ACCOUNT RECEIVABLES - RELATED PARTIES	12 Months Ended
Jun. 30, 2016
ATI Modular Technology Corp
ACCOUNT RECEIVABLES - RELATED PARTIES

NOTE 4. ACCOUNT RECEIVABLES – RELATED PARTIES

The nature of the accounts receivable for June 30, 2016 in the amount of $125,000 are for Modular Construction and Technology Services and utilization of anticipated modular construction technology. The Company's allowance for bad debt is $6,250, which provides a net receivable balance of $118,750.

Accounts receivable consist of the following:

	June 30	June 30
	2016	2015

Accounts receivable- related parties	125,000	0
Less: Allowance for doubtful accounts	(6,250)	0
Accounts receivable, net	$118,750	$ 0

Bad debt expense was $6,250 and $0 for the fiscal year ended June 30, 2016 and for June 30, 2015 respectively.